DERIVATIVE LIABILITIES (Details Narrative)	12 Months Ended
Dec. 31, 2022 $ / shares
DERIVATIVE LIABILITIES
Conversion rate	$ 3.25
Conversion premium dividend rate	24.95%
Increased conversion premium dividend	34.95%
Stock split stockholders equity reverse	the Company declared four reverse stock splits in 2018 and 2019 and the Company’s common stock generally trades at less than $1.00 per share